COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Schedule of minimum annual commitments

		Minimum Annual Commitment Each Year
($ thousands)	Total	2024	2025	2026	2027	2028	Thereafter
Senior notes(1)	$122,600	$80,600	$21,000	$21,000	$—	$—	$—
Transportation commitments	416,370	72,604	73,453	74,000	61,868	37,518	96,927
Service workover rigs commitments	7,906	7,906	—	—	—	—	—
Total commitments(2)	$546,876	$161,110	$94,453	$95,000	$61,868	$37,518	$96,927
(1)	Interest payments have not been included.
(2)	Production taxes, lease rentals, mineral taxes (hydrocarbon production rights) and surface royalties have not been included as amounts paid depend on future ownership, production, prices and the legislative environment.